Shareholder Report, Holdings (Details)	Jun. 30, 2025
Global Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Global Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Global Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Global Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.43%
Global Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
Global Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Global Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Global Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Global Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Global Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Global Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Global Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Global Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.43%
Global Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
Global Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Global Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Global Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Global Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Global Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Global Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Global Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Global Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.43%
Global Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
Global Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Global Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Global Growth Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Global Growth Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Global Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Global Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
Global Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Global Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.43%
Global Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.26%
Global Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
Global Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Global Growth Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Global Growth Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Global Small Capitalization Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Global Small Capitalization Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Global Small Capitalization Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
Global Small Capitalization Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Global Small Capitalization Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
Global Small Capitalization Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
Global Small Capitalization Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Global Small Capitalization Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Global Small Capitalization Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Global Small Capitalization Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Global Small Capitalization Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Global Small Capitalization Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
Global Small Capitalization Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Global Small Capitalization Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
Global Small Capitalization Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
Global Small Capitalization Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Global Small Capitalization Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Global Small Capitalization Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Global Small Capitalization Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Global Small Capitalization Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Global Small Capitalization Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
Global Small Capitalization Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Global Small Capitalization Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
Global Small Capitalization Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
Global Small Capitalization Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Global Small Capitalization Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Global Small Capitalization Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Global Small Capitalization Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.48%
Global Small Capitalization Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Global Small Capitalization Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.43%
Global Small Capitalization Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
Global Small Capitalization Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
Global Small Capitalization Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
Global Small Capitalization Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Global Small Capitalization Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
Global Small Capitalization Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.76%
Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.76%
Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.76%
Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Growth Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Growth Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.76%
Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Growth Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Growth Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Growth Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.76%
Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.98%
Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.11%
Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.54%
Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Growth Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Growth Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
International Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
International Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
International Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
International Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.42%
International Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
International Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
International Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
International Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
International Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
International Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
International Fund - Class 1A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
International Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
International Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
International Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.42%
International Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
International Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
International Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
International Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
International Fund - Class 1A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
International Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
International Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
International Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
International Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
International Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.42%
International Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
International Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
International Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
International Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
International Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
International Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
International Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
International Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
International Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
International Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.42%
International Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
International Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
International Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
International Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
International Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
International Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
International Fund - Class 4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
International Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
International Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
International Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%
International Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.42%
International Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
International Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.27%
International Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
International Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
International Fund - Class 4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
International Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
New World Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
New World Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
New World Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
New World Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
New World Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%
New World Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
New World Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
New World Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
New World Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
New World Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
New World Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
New World Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
New World Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
New World Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
New World Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
New World Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%
New World Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
New World Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
New World Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
New World Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
New World Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
New World Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
New World Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
New World Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
New World Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
New World Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
New World Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%
New World Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
New World Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
New World Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
New World Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
New World Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
New World Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
New World Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
New World Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.75%
New World Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.97%
New World Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
New World Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%
New World Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
New World Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
New World Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
New World Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
New World Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
New World Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
Washington Mutual Investors Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Washington Mutual Investors Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
Washington Mutual Investors Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Washington Mutual Investors Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Washington Mutual Investors Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Washington Mutual Investors Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
Washington Mutual Investors Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.25%
Washington Mutual Investors Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Washington Mutual Investors Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Washington Mutual Investors Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Washington Mutual Investors Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
Washington Mutual Investors Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Washington Mutual Investors Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Washington Mutual Investors Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Washington Mutual Investors Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
Washington Mutual Investors Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.25%
Washington Mutual Investors Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Washington Mutual Investors Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Washington Mutual Investors Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Washington Mutual Investors Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
Washington Mutual Investors Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Washington Mutual Investors Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Washington Mutual Investors Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Washington Mutual Investors Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
Washington Mutual Investors Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.25%
Washington Mutual Investors Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Washington Mutual Investors Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Washington Mutual Investors Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
Washington Mutual Investors Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.36%
Washington Mutual Investors Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Washington Mutual Investors Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Washington Mutual Investors Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
Washington Mutual Investors Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
Washington Mutual Investors Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.25%
Washington Mutual Investors Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Washington Mutual Investors Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
U.S. Small and Mid Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
U.S. Small and Mid Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. Small and Mid Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
U.S. Small and Mid Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
U.S. Small and Mid Cap Equity Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
U.S. Small and Mid Cap Equity Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
U.S. Small and Mid Cap Equity Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
U.S. Small and Mid Cap Equity Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. Small and Mid Cap Equity Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
U.S. Small and Mid Cap Equity Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
U.S. Small and Mid Cap Equity Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
U.S. Small and Mid Cap Equity Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
U.S. Small and Mid Cap Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
U.S. Small and Mid Cap Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
U.S. Small and Mid Cap Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. Small and Mid Cap Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
U.S. Small and Mid Cap Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
U.S. Small and Mid Cap Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
U.S. Small and Mid Cap Equity Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
U.S. Small and Mid Cap Equity Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
U.S. Small and Mid Cap Equity Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
U.S. Small and Mid Cap Equity Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
U.S. Small and Mid Cap Equity Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
U.S. Small and Mid Cap Equity Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
U.S. Small and Mid Cap Equity Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
U.S. Small and Mid Cap Equity Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Capital World Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Capital World Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Capital World Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Capital World Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.86%
Capital World Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
Capital World Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Capital World Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Capital World Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Capital World Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Capital World Growth and Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Capital World Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Capital World Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Capital World Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Capital World Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.86%
Capital World Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
Capital World Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Capital World Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Capital World Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Capital World Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Capital World Growth and Income Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Capital World Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Capital World Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Capital World Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Capital World Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.86%
Capital World Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
Capital World Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Capital World Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Capital World Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Capital World Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Capital World Growth and Income Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Capital World Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%
Capital World Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Capital World Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Capital World Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.86%
Capital World Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.38%
Capital World Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Capital World Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
Capital World Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Capital World Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
Capital World Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Capital World Growth and Income Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Growth-Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Growth-Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Growth-Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Growth-Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.82%
Growth-Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Growth-Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Growth-Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
Growth-Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Growth-Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Growth-Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Growth-Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Growth-Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.82%
Growth-Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Growth-Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Growth-Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
Growth-Income Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Growth-Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Growth-Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Growth-Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Growth-Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.82%
Growth-Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Growth-Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Growth-Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
Growth-Income Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Growth-Income Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Growth-Income Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Growth-Income Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Growth-Income Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.82%
Growth-Income Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Growth-Income Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Growth-Income Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
Growth-Income Fund - Class 3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Growth-Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Growth-Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Growth-Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Growth-Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.82%
Growth-Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Growth-Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Growth-Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
Growth-Income Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
International Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
International Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
International Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
International Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
International Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
International Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
International Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
International Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
International Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
International Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
International Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
International Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
International Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
International Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
International Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
International Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
International Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
International Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
International Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
International Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
International Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
International Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
International Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
International Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
International Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
International Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
International Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
International Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
International Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
International Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
International Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
International Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
International Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
International Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Capital Income Builder - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.92%
Capital Income Builder - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Capital Income Builder - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Capital Income Builder - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Capital Income Builder - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Capital Income Builder - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Capital Income Builder - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
Capital Income Builder - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Capital Income Builder - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
Capital Income Builder - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Capital Income Builder - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[1]
Capital Income Builder - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.92%
Capital Income Builder - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Capital Income Builder - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Capital Income Builder - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Capital Income Builder - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Capital Income Builder - Class 1A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Capital Income Builder - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
Capital Income Builder - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Capital Income Builder - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
Capital Income Builder - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Capital Income Builder - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[1]
Capital Income Builder - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.92%
Capital Income Builder - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Capital Income Builder - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Capital Income Builder - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Capital Income Builder - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Capital Income Builder - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Capital Income Builder - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
Capital Income Builder - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Capital Income Builder - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
Capital Income Builder - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Capital Income Builder - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[1]
Capital Income Builder - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.92%
Capital Income Builder - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Capital Income Builder - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Capital Income Builder - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Capital Income Builder - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Capital Income Builder - Class 4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Capital Income Builder - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.66%
Capital Income Builder - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Capital Income Builder - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.99%
Capital Income Builder - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Capital Income Builder - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%	[1]
Asset Allocation Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Asset Allocation Fund - Class 1 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Asset Allocation Fund - Class 1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Asset Allocation Fund - Class 1 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Asset Allocation Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.14%
Asset Allocation Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Asset Allocation Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Asset Allocation Fund - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Asset Allocation Fund - Class 1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Asset Allocation Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Asset Allocation Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Asset Allocation Fund - Class 1A | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Asset Allocation Fund - Class 1A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Asset Allocation Fund - Class 1A | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Asset Allocation Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.14%
Asset Allocation Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Asset Allocation Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Asset Allocation Fund - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Asset Allocation Fund - Class 1A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Asset Allocation Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Asset Allocation Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Asset Allocation Fund - Class 2 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Asset Allocation Fund - Class 2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Asset Allocation Fund - Class 2 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Asset Allocation Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.14%
Asset Allocation Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Asset Allocation Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Asset Allocation Fund - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Asset Allocation Fund - Class 2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Asset Allocation Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Asset Allocation Fund - Class 3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Asset Allocation Fund - Class 3 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Asset Allocation Fund - Class 3 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Asset Allocation Fund - Class 3 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Asset Allocation Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.14%
Asset Allocation Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Asset Allocation Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Asset Allocation Fund - Class 3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Asset Allocation Fund - Class 3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Asset Allocation Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Asset Allocation Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Asset Allocation Fund - Class 4 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Asset Allocation Fund - Class 4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Asset Allocation Fund - Class 4 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Asset Allocation Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.14%
Asset Allocation Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Asset Allocation Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Asset Allocation Fund - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Asset Allocation Fund - Class 4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
Asset Allocation Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
American Funds Global Balanced Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
American Funds Global Balanced Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund - Class 1 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
American Funds Global Balanced Fund - Class 1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Global Balanced Fund - Class 1 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Global Balanced Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.95%
American Funds Global Balanced Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds Global Balanced Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds Global Balanced Fund - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
American Funds Global Balanced Fund - Class 1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
American Funds Global Balanced Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
American Funds Global Balanced Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
American Funds Global Balanced Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund - Class 1A | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
American Funds Global Balanced Fund - Class 1A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Global Balanced Fund - Class 1A | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Global Balanced Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.95%
American Funds Global Balanced Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds Global Balanced Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds Global Balanced Fund - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
American Funds Global Balanced Fund - Class 1A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
American Funds Global Balanced Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
American Funds Global Balanced Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
American Funds Global Balanced Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund - Class 2 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
American Funds Global Balanced Fund - Class 2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Global Balanced Fund - Class 2 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Global Balanced Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.95%
American Funds Global Balanced Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds Global Balanced Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds Global Balanced Fund - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
American Funds Global Balanced Fund - Class 2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
American Funds Global Balanced Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
American Funds Global Balanced Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.98%
American Funds Global Balanced Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
American Funds Global Balanced Fund - Class 4 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
American Funds Global Balanced Fund - Class 4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Global Balanced Fund - Class 4 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Global Balanced Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.95%
American Funds Global Balanced Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
American Funds Global Balanced Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
American Funds Global Balanced Fund - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
American Funds Global Balanced Fund - Class 4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
American Funds Global Balanced Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[1]
The Bond Fund of America - Class 1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
The Bond Fund of America - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
The Bond Fund of America - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
The Bond Fund of America - Class 1 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
The Bond Fund of America - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.58%
The Bond Fund of America - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
The Bond Fund of America - Class 1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Bond Fund of America - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
The Bond Fund of America - Class 1A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
The Bond Fund of America - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
The Bond Fund of America - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
The Bond Fund of America - Class 1A | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 1A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
The Bond Fund of America - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.58%
The Bond Fund of America - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
The Bond Fund of America - Class 1A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Bond Fund of America - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
The Bond Fund of America - Class 2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
The Bond Fund of America - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
The Bond Fund of America - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
The Bond Fund of America - Class 2 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
The Bond Fund of America - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.58%
The Bond Fund of America - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
The Bond Fund of America - Class 2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Bond Fund of America - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
The Bond Fund of America - Class 4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
The Bond Fund of America - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
The Bond Fund of America - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
The Bond Fund of America - Class 4 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
The Bond Fund of America - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.58%
The Bond Fund of America - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
The Bond Fund of America - Class 4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Bond Fund of America - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[1]
Capital World Bond Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
Capital World Bond Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Capital World Bond Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Bond Fund - Class 1 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Capital World Bond Fund - Class 1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Bond Fund - Class 1 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital World Bond Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Capital World Bond Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%
Capital World Bond Fund - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Capital World Bond Fund - Class 1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Capital World Bond Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Capital World Bond Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
Capital World Bond Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Capital World Bond Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Bond Fund - Class 1A | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Capital World Bond Fund - Class 1A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Bond Fund - Class 1A | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital World Bond Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Capital World Bond Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%
Capital World Bond Fund - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Capital World Bond Fund - Class 1A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Capital World Bond Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Capital World Bond Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
Capital World Bond Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Capital World Bond Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Bond Fund - Class 2 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Capital World Bond Fund - Class 2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Bond Fund - Class 2 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital World Bond Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Capital World Bond Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%
Capital World Bond Fund - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Capital World Bond Fund - Class 2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Capital World Bond Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Capital World Bond Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.36%
Capital World Bond Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Capital World Bond Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Bond Fund - Class 4 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Capital World Bond Fund - Class 4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
Capital World Bond Fund - Class 4 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Capital World Bond Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Capital World Bond Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.84%
Capital World Bond Fund - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Capital World Bond Fund - Class 4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Capital World Bond Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
American High-Income Trust - Class 1 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.31%
American High-Income Trust - Class 1 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
American High-Income Trust - Class 1 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
American High-Income Trust - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American High-Income Trust - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
American High-Income Trust - Class 1A | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.31%
American High-Income Trust - Class 1A | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
American High-Income Trust - Class 1A | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
American High-Income Trust - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American High-Income Trust - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
American High-Income Trust - Class 2 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.31%
American High-Income Trust - Class 2 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
American High-Income Trust - Class 2 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
American High-Income Trust - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American High-Income Trust - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
American High-Income Trust - Class 3 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.31%
American High-Income Trust - Class 3 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
American High-Income Trust - Class 3 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
American High-Income Trust - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American High-Income Trust - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
American High-Income Trust - Class 4 | US Corporate Bonds Notes And Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.31%
American High-Income Trust - Class 4 | Corporate Bonds Notes And Loans Of Issuers Outside The US [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
American High-Income Trust - Class 4 | Other Bonds Notes And Debt Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
American High-Income Trust - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
American High-Income Trust - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
American Funds Mortgage Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.32%
American Funds Mortgage Fund - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American Funds Mortgage Fund - Class 1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Mortgage Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
American Funds Mortgage Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.32%
American Funds Mortgage Fund - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American Funds Mortgage Fund - Class 1A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Mortgage Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
American Funds Mortgage Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.32%
American Funds Mortgage Fund - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American Funds Mortgage Fund - Class 2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Mortgage Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
American Funds Mortgage Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.32%
American Funds Mortgage Fund - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American Funds Mortgage Fund - Class 4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
American Funds Mortgage Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Mortgage Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
Ultra-Short Bond Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 1 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.15%
Ultra-Short Bond Fund - Class 1 | Bonds and notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
Ultra-Short Bond Fund - Class 1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Ultra-Short Bond Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.39%)
Ultra-Short Bond Fund - Class1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class1A | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.15%
Ultra-Short Bond Fund - Class1A | Bonds and notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
Ultra-Short Bond Fund - Class1A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Ultra-Short Bond Fund - Class1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.39%)
Ultra-Short Bond Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 2 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.15%
Ultra-Short Bond Fund - Class 2 | Bonds and notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
Ultra-Short Bond Fund - Class 2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Ultra-Short Bond Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.39%)
Ultra-Short Bond Fund - Class 3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 3 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.15%
Ultra-Short Bond Fund - Class 3 | Bonds and notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
Ultra-Short Bond Fund - Class 3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Ultra-Short Bond Fund - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.39%)
Ultra-Short Bond Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 4 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.15%
Ultra-Short Bond Fund - Class 4 | Bonds and notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
Ultra-Short Bond Fund - Class 4 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Ultra-Short Bond Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.39%)
U.S. Government Securities Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
U.S. Government Securities Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.44%
U.S. Government Securities Fund - Class 1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.75%
U.S. Government Securities Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[1]
U.S. Government Securities Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
U.S. Government Securities Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.44%
U.S. Government Securities Fund - Class 1A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.75%
U.S. Government Securities Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[1]
U.S. Government Securities Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
U.S. Government Securities Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.44%
U.S. Government Securities Fund - Class 2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.75%
U.S. Government Securities Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[1]
U.S. Government Securities Fund - Class 3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
U.S. Government Securities Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.44%
U.S. Government Securities Fund - Class 3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.75%
U.S. Government Securities Fund - Class 3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[1]
U.S. Government Securities Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
U.S. Government Securities Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.44%
U.S. Government Securities Fund - Class 4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.75%
U.S. Government Securities Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%	[1]
Managed Risk Growth Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Managed Risk Growth Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[1]
Managed Risk Growth Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
Managed Risk Growth Fund - Class P1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk Growth Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Managed Risk Growth Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[1]
Managed Risk Growth Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
Managed Risk Growth Fund - Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Managed Risk International Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Managed Risk International Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[1]
Managed Risk International Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.91%
Managed Risk International Fund - Class P1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Managed Risk International Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Managed Risk International Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[1]
Managed Risk International Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.91%
Managed Risk International Fund - Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Managed Risk Washington Mutual Investors Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Managed Risk Washington Mutual Investors Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[1]
Managed Risk Washington Mutual Investors Fund - Class P1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Managed Risk Washington Mutual Investors Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.02%
Managed Risk Washington Mutual Investors Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Managed Risk Washington Mutual Investors Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[1]
Managed Risk Washington Mutual Investors Fund - Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Managed Risk Washington Mutual Investors Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.02%
Managed Risk Growth-Income Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Managed Risk Growth-Income Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[1]
Managed Risk Growth-Income Fund - Class P1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Managed Risk Growth-Income Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.76%
Managed Risk Growth-Income Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Managed Risk Growth-Income Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[1]
Managed Risk Growth-Income Fund - Class P2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
Managed Risk Growth-Income Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.76%
Managed Risk Asset Allocation Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Managed Risk Asset Allocation Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
Managed Risk Asset Allocation Fund - Class P1 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Managed Risk Asset Allocation Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
Managed Risk Asset Allocation Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
Managed Risk Asset Allocation Fund - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%

[1]	Includes derivatives.
[2]	Less than 0.01%.